Cover - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Sep. 24, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Documents Incorporated by Reference [Text Block]

The following lists the documents incorporated by reference and the Part of the Form 10-K into which the document is incorporated:

1.	Portions of the Annual Report to Stockholders for the Fiscal Year Ended June 30, 2024. (Part II)
2.	Portions of Proxy Statement for the 2024 Annual Meeting of Stockholders. (Part III)

Entity Information [Line Items]
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Entity Central Index Key	0001297341
Entity File Number	0-51176
Entity Tax Identification Number	61-1484858
Entity Incorporation, State or Country Code	X1
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Public Float			$ 20.2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41702
Entity Phone Fax Numbers [Line Items]
City Area Code	(502)
Local Phone Number	223-1638
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KFFB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		8,086,715